17. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Notes
17. RELATED PARTY TRANSACTIONS

17.RELATED PARTY TRANSACTIONS

For the year ended December 31, 2019, 2018 and 2017, the Company recorded the following transactions with related parties:

a)$45,000 in consulting fees and $31,250 in management fees to the Chief Executive Officer of the Company (2018 - $nil; 2017 - $nil).

b)$143,750 in management fees to the President and former Chief Executive Officer of the Company (2018 - $150,000; 2017 - $132,613 in salaries and benefit).

c)$75,000 in professional fees to a company controlled by the Chief Financial Officer of the Company (2018 - $nil; 2017 - $nil)

d)$47,270 in consulting fees to a Company of which a former Chief Financial Officer and former Corporate Secretary of the Company are employees (2018 - $nil; 2017 - $nil).

e)$14,000 in professional fees to a Company controlled by a former Chief Financial Officer (2018 - $37,440; 2017 - $nil).

f)$nil in management fees to a Company controlled by a former Chief Executive Officer (2018 - $nil; 2017 - $24,000).

g)$nil in management fees to a Company controlled by a former Chief Financial Officer (2018 - $nil; 2017 - $36,010).

h)$126,667 in consulting fees to an officer of the Company’s subsidiary, HealthTab Inc. (2018 - $Nil; 2017 - $nil).

Related party transactions not otherwise described in the consolidated financial statements are shown below. The remuneration of the Company’s directors and other members of key management, who have the authority and responsibility for planning, directing and controlling the activities of the Company, consist of the following:

	Year ended December 31,
	2019	2018	2017
	$	$	$
Consulting fees	218,936	-	-
Professional fees	89,000	37,440	-
Management fees	175,000	150,000	60,010
Salaries and benefits	-	-	132,613
Share-based compensation	41,383	289,008	280,864
	524,319	476,448	473,487

As at December 31, 2019 and 2018, the following amounts due to related parties were included in accounts payable and accrued liabilities:

Due to	2019	2018
	$	$
President and former Chief Executive Officer	134,339	-
Chief Executive Officer	59,304	-
Company controlled by the CFO	5,513	-
Officer of HealthTab Inc.	122,500
Total	321,656	-